Loss Per Share	6 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
LOSS PER SHARE

20. LOSS PER SHARE

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB	US$
	(Unaudited)
Numerator:
Net loss	(7,178)	(26,516)	(3,649)
Less: net loss attributable to non-controlling interest	(3,711)	(2,991)	(412)
Net loss attributable to the Company’s ordinary shareholders	(3,467)	(23,525)	(3,237)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	504,167	3,168,544	3,168,544

Basic and diluted earnings per share:	(6.88)	(7.42)	(1.02)